Current liabilities	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Current liabilities
41 Other liabilities

	2019	2018
Payables due to policyholders	1,363	1,172
Payables due to brokers and agents	296	373
Payables out of reinsurance	1,597	1,327
Social security and taxes payable	117	108
Income tax payable	3	2
Investment creditors	940	1,195
Cash collateral on derivative transactions	4,243	3,396
Cash collateral on securities lended	2,146	2,480
Cash collateral - other	59	49
Repurchase agreements	719	322
Commercial paper	58	82
Lease liabilities	311	-
Other creditors	2,968	2,947
At December 31	14,819	13,454

Current	14,097	13,309
Non-current	722	146
The carrying amounts disclosed reasonably approximate the fair values at year-end,
given the predominantly current nature of the other liabilities.

Aegon N.V [member]
Statement [LineItems]
Current liabilities
17 Current liabilities
Loans from and payables to group companies have a maturity of less than one year. Other current liabilities includes derivatives with negative fair values of EUR 165 million (2018: EUR 164 million).